City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities available-for-sale	$ 254,043	$ 352,660
Deferred tax asset	36,766	42,165
Fixed assets	77,988	82,548
Other assets	35,909	27,852
Total Assets	3,461,633	3,368,238
Liabilities
Other liabilities	46,567	41,189
Total Liabilities	3,070,780	2,980,615
Shareholders’ Equity	390,853	387,623	333,274	311,134
Total Liabilities and Shareholders’ Equity	3,461,633	3,368,238
Parent Company
Assets
Cash	12,521	28,423
Securities available-for-sale	3,212	4,673
Investment in subsidiaries	380,348	373,886
Deferred tax asset	1,436	2,990
Fixed assets	9	10
Other assets	16,629	519
Total Assets	414,155	410,501
Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	6,062	5,828
Accrued interest payable	26	25
Other liabilities	719	530
Total Liabilities	23,302	22,878
Shareholders’ Equity	390,853	387,623
Total Liabilities and Shareholders’ Equity	$ 414,155	$ 410,501